Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, Merida Holdings, LLC and EarlyBirdCapital purchased an aggregate of 3,750,000 Private Warrants at a price of $1.00 per Private Warrant for an aggregate purchase price of $3,750,000, in a private placement that occurred simultaneously with the closing of the IPO. On November 13, 2019, in connection with the underwriters’ election to partially exercise their over-allotment option, the Company sold an additional aggregate of 200,311 Private Warrants to Merida Holdings, LLC and EarlyBirdCapital, at a price of $1.00 per Private Warrant, generating gross proceeds of $200,311. Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share. The proceeds from the Private Warrants were added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Warrants and all underlying securities will expire worthless.

NOTE 5 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, Merida Holdings, LLC and EarlyBirdCapital purchased an aggregate of 3,750,000 Private Warrants at a price of $1.00 per Private Warrant for an aggregate purchase price of $3,750,000, in a private placement that occurred simultaneously with the closing of the IPO. On November 13, 2019, in connection with the underwriters’ election to partially exercise their over-allotment option, the Company sold an additional aggregate of 200,311 Private Warrants to Merida Holdings, LLC and EarlyBirdCapital, at a price of $1.00 per Private Warrant, generating gross proceeds of $200,311. Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share. The proceeds from the Private Warrants were added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Warrants and all underlying securities will expire worthless. The difference between the initial fair value of $0.81 per share (or $3,199,752) of the Private Placement warrants (see Note 10) and the purchase of $1.00 per share of $750,559 was recorded in additional paid-in capital.